SUBSEQUENT EVENTS (UNAUDITED) (Details) - $ / shares	May. 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Subsequent event | Merger Agreement
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Cash conversion amount (per share)	$ 11.00